Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss before noncontrolling interest	$ (255,485)	$ (16,952)
Adjustments for:
Fair value gain on financial liabilities	(63,088)	(83,759)
Stock-based compensation	46,115	27,155
Stock-based compensation - related parties	707
Depreciation and amortization	21,050	8,125
Amortization on intangible assets	71,789	50,709
Impairment of goodwill	148,531
Share of loss on equity investments		32
Gain on disposal of equity investments		(178)
Gain (loss) on disposal of property, plant, and equipment	(8)	50
Incremental costs to acquire cannabis inventory in a business combination	6,216	43,864
Deferred tax benefit	(1,558)	(16,559)
Amortization on financing costs	2,292	1,744
Amortization on financing premium	(3,018)	(402)
Changes in operating assets and liabilities, net of business combinations:
Accounts receivable	(989)	(3,916)
Inventory	(18,235)	(50,956)
Prepaid expenses, deposits, and other current assets	1,833	(2,326)
Trade payables	(7,087)	(1,430)
Accrued liabilities	92	7,943
Accrued interest payable	(2,685)	1,446
Lease liabilities - operating	2,272	1,912
Income tax payable	17,091	5,717
Cash used in operating activities	(34,165)	(27,781)
Investing activities
Purchase of property, plant, and equipment	(62,497)	(91,630)
Capitalized interest	(14,927)	(8,373)
Proceeds from the sale of assets, net of transaction costs	31,433
Cash paid for business combinations and asset acquisitions, net of cash acquired	(11,546)	(92,270)
Cash paid for business combinations and asset acquisitions, bridge financing		(22,750)
Cash paid for business combinations and asset acquisitions, working capital	(2,205)	(4,359)
Payments for interests in equity accounted investments		(82)
Cash received in disposal of equity investment		1,000
Payments made by related corporation		135
Purchase of intangible asset	(4,000)
Cash received (paid) for bridge financing	70	(1,200)
Deposits for business combinations, net of cash on hand	(2,825)	(100)
Cash used in investing activities	(66,497)	(219,629)
Financing activities
Proceeds from exercise of warrants		55,692
Proceeds from exercise of options	300	315
Proceeds from financing transaction, net of financing costs	27,600	148,646
Proceeds from equity offering, net of expenses		118,052
Proceeds from issuance of notes payable, net of financing costs	51,713
Payments of financing costs		(2,142)
Payment for settlement of contingent consideration	(10,000)
Deposits paid for financing lease and note payable	(924)
Tax withholding on stock-based compensation awards	(5,258)	(28,536)
Repayments of debts payable	(17,924)	(8,749)
Repayments of lease liabilities - finance (principal portion)	(10,117)	(6,949)
Repurchase of Equity Shares	(8,430)	(1,815)
Cash provided by financing activities	26,960	274,514
Net (decrease) increase in cash	(73,702)	27,104
Cash, beginning of the period	154,342	127,238
Cash, end of the period	80,640	154,342
Supplemental disclosure of cash flow information:
Interest paid during the period, net	49,820	14,244
Income taxes paid during the period	30,915	41,303
Non-cash investing and financing activities:
Recognition of right-of-use assets for operating leases	54,396	68,578
Recognition of right-of-use assets for finance leases	32,444	18,576
Issuance of promissory note related to business combinations	16,000
Issuance of Equity Shares related to business combinations and asset acquisitions	6,352	576,196
Issuance of Equity Shares related to equity component of debt		7,429
Issuance of Equity Shares related to settlement of contingent consideration	11,748
Issuance of promissory note related to settlement of contingent consideration	14,934
Repurchase of Equity Shares		$ 7,193
Cancellation of Equity Shares	78
Capital expenditure disbursements for cultivation facility	$ 8,402